Investment in Equity Securities (Tables)	6 Months Ended
Jun. 30, 2026
Investment in Equity Securities [Abstract]
Investment in Equity Securities
The amounts of the Company's investment in equity securities in the accompanying unaudited condensed consolidated balance sheets are presented in the table below:

	December 31, 2025	June 30, 2026
Investment in equity securities with readily determinable fair values (a)	$209,486	$—
Investment in equity securities without readily determinable fair values (b)	$5,647,853	$5,647,853

Investment in Equity Securities with Readily Determinable Fair Values
A summary of the movement in equity securities with readily determinable fair values for the six months ended June 30, 2026 is presented in the table below:

Equity securities with readily determinable fair values
Balance December 31, 2025	$209,486
Proceeds from sale of equity securities	(205,751)
Realized loss on equity securities revalued at fair value at end of the period	(2,774)
Unrealized foreign exchange loss	(961)
Balance June 30, 2026	$—